                                                     Rule 497(e)
                                                     File No.: 811-5545
                                                     Registration No.: 33-21489

                     THE KEYPREMIER AGGRESSIVE GROWTH FUND

                        SUPPLEMENT DATED APRIL 1, 1997,
                      TO PROSPECTUS DATED JANUARY 29, 1997

  Capitalized terms used in this Supplement have the meaning assigned to them in the Prospectus.

  The Fee Table on page 3 of the Prospectus is deleted and is replaced with the following:

                                   FEE TABLE

Shareholder Transaction Expenses
Maximum Sales Load Imposed
  on Purchases (as a percentage of offering price)                              4.50%

ESTIMATED ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

Management Fees After Voluntary Fee Waiver(1)                                   0.50%
12b-1 Fees                                                                      None
Other Expenses(2)                                                                .31
                                                                                ----
Estimated Total Fund Operating Expenses
       After Voluntary Fee Waiver                                               0.81%
                                                                                =====

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                             1 Year           3 Years
                             ------           -------
                               $53              $70

         The purpose of the above table is to assist a potential purchaser of Shares of the Fund in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. Such expenses do not include any fees charged by the Adviser or any of its affiliates to its customer accounts which may have invested in Shares of the Fund. See "MANAGEMENT OF THE GROUP" and "GENERAL INFORMATION" for a more complete discussion of the annual operating expenses of the Fund. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

_______________________

1 The Adviser has agreed voluntarily to reduce its investment advisory fees to 0.50% through on or about October 31, 1997. Absent such voluntary fee waiver, Management Fees and Estimated Total Fund Operating Expenses for the Fund would be 1.00% and 1.31%, respectively.

2        "Other Expenses" are estimated for the current fiscal year.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

                                                     Rule 497(e)
                                                     File No.: 811-5545
                                                     Registration No.: 33-21489

                     THE KEYPREMIER ESTABLISHED GROWTH FUND
                  THE KEYPREMIER INTERMEDIATE TERM INCOME FUND

                        SUPPLEMENT DATED APRIL 1, 1997,
                      TO PROSPECTUS DATED OCTOBER 30, 1996

  Capitalized terms used in this Supplement have the meaning assigned to them in the Prospectus.

  The Fee Table on page 3 of the Prospectus is deleted and is replaced with the following:

                                   FEE TABLE

                                                           ESTABLISHED
       SHAREHOLDER TRANSACTION EXPENSES                    GROWTH FUND       INCOME FUND
       Maximum Sales Load Imposed
         on Purchases (as a percentage of
         offering price)                                       4.50%            4.50%

       ESTIMATED ANNUAL FUND OPERATING EXPENSES
       (as a percentage of average net assets)

       Management Fees After Voluntary Fee Waiver(1)           0.40%            0.30%
       12b-1 Fees                                              None             None
       Other Expenses(2)                                       0.27             0.26
                                                               ----             ----
       Estimated Total Fund Operating Expenses
         After Voluntary Fee Waiver (1)                        0.67%            0.56%
                                                               =====            =====

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                   1 Year           3 Years
                                                   ------           -------
         The Established Growth Fund                 $52              $65
         The Income Fund                             $50              $62

         The purpose of the above table is to assist a potential purchaser of Shares of a Fund in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. Such expenses do not include any fees charged by the Adviser or any of its affiliates to its customer accounts which may have invested in Shares of the Funds. See "MANAGEMENT OF THE GROUP" and "GENERAL INFORMATION" for a more complete discussion of the annual operating expenses of the Funds. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

_______________________

1 The Adviser has agreed voluntarily to reduce its investment advisory fees with respect to the Established Growth Fund and the Income Fund to 0.40% and 0.30%, respectively, through on or about October 31, 1997. Absent such voluntary fee waivers, Management Fees and Estimated Total Fund Operating Expenses for the Established Growth Fund would be 0.75% and 1.02%, respectively, and for the Income Fund would be 0.60% and 0.86%, respectively.

2        "Other Expenses" are estimated for the current fiscal year.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE